CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS
CONCENTRATIONS

29. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable, other receivable, amounts due from related parties and other non-current assets, and advances to suppliers. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2011, 2012 and 2013.

No single supplier represented 10% or more of the Group’s total costs of sales for the years ended December 31, 2011, 2012 and 2013.

No single debtors accounted for 10% or more of the Group’s consolidated accounts receivable as of December 31, 2012 and 2013.

A summary of the debtors who accounted for 10% or more of the Group’s consolidated prepaid and other current assets, other non-current assets and consideration receivable was as follows:

	As of December 31,
	2012		2013
Debtors	RMB	%	RMB	%
Prepaid and other current assets
Company A	75,100	24%	49,800	21%
Company B	35,000	11%	35,000	15%
Other non-current assets
Company C	109,993	46%	119,864	65%
Company D	30,900	13%	30,900	17%
Company E	22,842	10%	19,559	11%
Company F	65,609	27%
Consideration receivable
Company G	13,800	100%
Company H			110,000	58%
Company I			67,066	35%

The Chinese market in which the Group operates exposes the Group to certain macroeconomic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide educational and career enhancement services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate the education industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.